Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net loss	$ (2,673,670)	$ (2,522,669)	$ (5,894,253)	$ (1,452,776)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation of property and equipment	206,138	253,547	447,746	568,028
Amortization of intangible assets	842,376	842,375	1,684,750	834,505
Loss on disposal of property and equipment		17,074	17,074
Stock-based compensation expense	792,600	694,287	1,579,921	353,120
Common stock issued for consulting services			39,600
Reconciliation of shares issued in stock-based compensation arrangement	1	19,800
Accrued interest from notes receivables issued to employees		(2,680)
Bad debt expense	8,552		137,615
Digital tokens received as payment for services	(3,368,127)
Impairment loss on digital tokens	1,959,404
Cancellation of common stock			(138,008)
Change in fair value of contingent liability				(134,000)
Changes in operating assets and liabilities:
Credit card holdback receivable	29,123	3,209	31,380	138,971
Accounts receivable	249,856	312,600	341,932	66,433
Prepaid expenses and other current assets	(204,916)	640,695	819,187	221,644
Other assets and other receivables	34,094	(5,485)	(10,555)	(36,115)
Accounts payable, accrued expenses and other current liabilities	(225,812)	596,324	717,223	(1,257,735)
Deferred subscription revenue	(164,027)	(228,439)	(509,145)	(479,847)
Deferred tax asset				754,535
Deferred technology service revenue	6,276,095		4,775	145,046
Deferred tax				(128,460)
Net cash provided by operating activities	3,761,687	620,638	(730,758)	(406,651)
Cash flows from investing activities:
Purchases of property and equipment	(159,900)	(134,326)	(294,227)	(345,070)
Return of security deposits			75,000
Cash acquired in the AVM Merger, net of payment of note payable				(1,739,506)
Net cash used in investing activities	(159,900)	(134,326)	(219,227)	(2,084,576)
Cash flows from financing activities:
Payments of capital lease obligations		(34,289)	(75,561)	(22,734)
Proceeds in connection with Security Purchase Agreement			1,000,000
Net cash used in financing activities		(34,289)	924,439	(22,734)
Net increase in cash and cash equivalents	3,601,787	452,023	(25,546)	(2,513,961)
Balance of cash and cash equivalents at beginning of period	4,137,050	4,162,596	4,162,596	6,676,557
Balance of cash and cash equivalents at end of period	7,738,837	4,614,619	4,137,050	4,162,596
Supplemental disclosure of cash flow information:
Cash paid in interest		12,899	12,899
Cash paid in taxes	$ 81,661	$ 26,210	26,210
Measurement period adjustments:
Goodwill			1,218,198
Deferred tax liability			1,452,339
Deferred subscription revenue			234,144
Acquisition:
Cash and cash equivalents				1,460,494
Term note payable (intercompany)				(200,000)
Note payable, net of discount (intercompany)				$ (3,000,000)